Note 13 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Leases [Table Text Block]
Years Ended January 31,	Operating Leases	Capital Leases	Total
2018	4,880	144	5,024
2019	3,597	53	3,650
2020	2,099	47	2,146
2021	1,026	2	1,028
2022	481	-	481
2023	320	-	320
2024	157	-	157
2025	145	-	145
2026	144	-	144
	12,849	246	13,095